BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS	12 Months Ended
Dec. 31, 2017
BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS
BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS

4. BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS

Acquisitions in 2017

Shkulev

In June 2017, the Company completed the acquisition of assets and assumption of liabilities of Hearst Shkulev Digital LLC (“Shkulev”), one of the biggest regional auto classifieds with the leading position in Sverdlovsk and Chelyabinsk regions of the Russian Federation, for a cash consideration of RUB 401 ($7.0), including a contingent consideration of RUB 52 ($0.9), subject to successful technical integration and client base transition. The Company accounted for the acquisition as a business combination.

Set out below is the condensed balance sheet of Shkulev as of June 28, 2017, reflecting an allocation of the purchase price to net assets acquired:

June 28, 2017
RUB
ASSETS:
Intangible assets	59
Deferred tax assets	68
Goodwill	274
Total assets	401
Net assets	401
Total purchase consideration	401

The RUB 274 ($4.8) assigned to goodwill is attributable to the Classifieds reportable segment and primarily arises due to specific synergies that result from convergence with other vertical aggregators developed by the Company and the Company’s distribution capabilities. Of the RUB 59 ($1.0) assigned to intangible assets, approximately RUB 22  ($0.4) relates to software and website, RUB 12 ($0.2) domain name and trademark, RUB 10 ($0.2) relates to customer relationships and RUB 15 ($0.2) represents non-compete agreements.

The results of operations of Shkulev for the period prior to acquisition would not have had a material impact on the Company’s results of operations for the years ended December 31, 2016 and 2017. Accordingly, no pro forma financial information is presented. The results of operations of Shkulev did not have a material impact on the Company’s results of operations for the year ended December 31, 2017.

FoodFox

In December 2017, the Company completed the acquisition of a 100% ownership interest in Deloam Management Limited and its subsidiary (“FoodFox”). FoodFox is one of the leading food delivery operators in Moscow. The primary purpose of the acquisition of FoodFox was to enlarge the range of services provided by the Company. The fair value of consideration transferred totaled RUB 595 ($10.3) and consisted of cash consideration of RUB 541 ($9.4) and deferred consideration of RUB 54 ($0.9). The deferred consideration arrangement requires the Company to pay the additional cash consideration to FoodFox’s former shareholders and convertible debt holders, when certain legal conditions are being met within one-year period.

Set out below is the condensed balance sheet of FoodFox as of December 22, 2017, reflecting an allocation of the purchase price to net assets acquired:

December 22, 2017
RUB
ASSETS:
Intangible assets	82
Goodwill	639
Other current assets	25
Total assets	746
LIABILITIES:
Current liabilities	20
Other non-current liabilities	115
Deferred tax liabilities	16
Total liabilities	151
Net assets	595
Total purchase consideration	595

The RUB 639 ($11.1) assigned to goodwill is attributable to the Taxi reportable segment and primarily arises due to expected synergies and the assembled workforce of FoodFox that does not qualify for separate recognition. None of the goodwill is expected to be deductible for income tax purposes. As of 31 December 2017, there were no changes in the recognized amount of goodwill resulting from the acquisition of FoodFox. Of the RUB 82 ($1.4) assigned to intangible assets, approximately RUB 63 ($1.1) relates to software that will be amortized over a period of 5.0 years. The remaining RUB 19 ($0.3) was assigned to client relationships.

The results of operations of FoodFox for the period prior to acquisition would not have had a material impact on the Company’s results of operations for the year ended December 31, 2016. Accordingly, no pro forma financial information is presented.

The pro forma consolidated income statement as if had been included in the consolidated results of the Company for the year ending December 31, 2017, would include revenue in the amount of RUB 104 ($1.8) and net loss in the amount of RUB 409 ($7.1).  These amounts have been calculated after applying the Company’s accounting policies and adjusting the results of FoodFox to reflect the additional amortization that would have been charged assuming the fair value adjustments to intangible assets had been applied on January 1, 2017, together with the consequential tax effects.

The results of operations of FoodFox after acquisition for the period since December 22, 2017 to December 31, 2017 did not have a material impact on the Company’s results of operations for the year ended December 31, 2017.

Other

During the year ended December 31, 2017, the Company completed another acquisition for total consideration of approximately RUB 66 ($1.1). In aggregate, RUB 30 ($0.5) was attributed to intangible assets, RUB 29 ($0.5) was attributed to goodwill and RUB 7 ($0.1) was attributed to deferred tax assets. Goodwill is attributable to the Classifieds reportable segment and primarily arises due to specific synergies that result from convergence with other vertical aggregators developed by the Company and the Company’s distribution capabilities.

Acquisitions in 2016

The Company did not complete any business combinations in 2016.

Acquisitions in 2015

RosTaxi

In January 2015, the Company completed the acquisition of assets and assumption of liabilities of RosTaxi (“RosTaxi”), operator of a taxi fleet management application, for cash consideration of up to RUB 500, including a deferred payment of up to RUB 380, subject to successful technical integration and client base transition, and contingent consideration of up to RUB 500 payable in the Company’s ordinary shares depending on the number of qualifying taxi trips through the third anniversary of the closing. During 2015, 2016, 2017 and in January 2018 deferred payments in the amount of RUB 50, RUB 65, RUB 195 ($3.4) and RUB 70 ($1.2),  respectively, were paid. Contingent consideration depending on the number of qualifying taxi trips has been settled in full in February, 2018 (Note 18). The acquisition was accounted for as a business combination.

Set out below is the condensed balance sheet of RosTaxi as of January 15, 2015, reflecting an allocation of the purchase price to net assets acquired:

January 15, 2015
RUB
ASSETS:
Intangible assets	114
Deferred tax assets	77
Goodwill	224
Total assets	415
Net assets	415
Total purchase consideration	415

The RUB 224 assigned to goodwill is attributable to the Taxi reportable segment and primarily arises due to specific synergies that result from convergence with the Company’s technologies. Of the RUB 114 assigned to intangible assets, approximately RUB 93 relates to client relationships that will be amortized over a period of 5.0 years. The remaining RUB 21 assigned to intangible assets represents non-compete agreements of RUB 12 and software of RUB 9. The Company has not included in the purchase consideration the contingent payment of up to RUB 500 related to the number of qualifying taxi trips but instead recorded it as compensation expense on a straight-line basis as the sellers completed their requisite service periods.

The results of operations of RosTaxi for the period prior to acquisition would not have had a material impact on the Company’s results of operations for the years ended December 31, 2014 and 2015. Accordingly, no pro forma financial information is presented. The results of operations of RosTaxi did not have a material impact on the Company’s results of operations for the year ended December 31, 2015.

Agnitum

In December 2015, the Company completed the acquisition of assets and assumption of liabilities of Agnitum Ltd (“Agnitum”), an antivirus protection developer, for cash consideration of RUB 120 and a deferred payment of up to RUB 80, including additional payments subject to the attainment of certain implementation and integration milestones of up to RUB 60 payable in cash and up to RUB 20 to be granted in the Company’s RSUs. In 2016, a deferred payment in the amount of RUB 60 was paid in cash. The acquisition was accounted for as a business combination.

Set out below is the condensed balance sheet of Agnitum as of December 11, 2015, reflecting an allocation of the purchase price to net assets acquired:

December 11, 2015
RUB
ASSETS:
Intangible assets	58
Deferred tax assets	12
Goodwill	50
Total assets	120
Net assets	120
Total purchase consideration	120

The RUB 50 assigned to goodwill is attributable to the Search and Portal reportable segment and primarily arises due to an assembled workforce that does not qualify for separate recognition and specific synergies that result from convergence with the Company’s browser technologies. Of the RUB 58 assigned to intangible assets, approximately RUB 50 relates to software that will be amortized over a period of 1.0 - 3.0 years. The remaining RUB 8 assigned to intangible assets represents domain name and trademark.

The Company had not included in the purchase consideration the contingent cash payment of up to RUB 60 and contingent RSU grants up to RUB 20 to the sellers that were subject to attaining certain implementation and integration milestones. These were recorded as a compensation expense on a straight-line basis in 2016 as the sellers completed their requisite service periods.

The results of operations of Agnitum for the period prior to acquisition would not have had a material impact on the Company’s results of operations for the years ended December 31, 2014 and 2015. Accordingly, no pro forma financial information is presented. The results of operations of Agnitum did not have a material impact on the Company’s results of operations for the year ended December 31, 2015.